Federated Hermes International Growth Fund
Portfolio of Investments
February 28, 2025 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—98.6%
		Argentina—3.3%
7,676	[1]	Mercadolibre, Inc.	$ 16,287,474
		Australia—2.1%
519,144		Northern Star Resources Ltd.	5,568,720
88,205		Wisetech Global Ltd.	5,016,825
		TOTAL	10,585,545
		Belgium—3.1%
15,661	[1]	Argenx SE, ADR	9,782,957
28,756		UCB SA	5,467,520
		TOTAL	15,250,477
		Brazil—2.5%
1,149,378	[1]	NU Holdings Ltd./Cayman Islands	12,355,813
		Canada—3.3%
143,528		Cameco Corp.	6,320,973
50,590	[1]	Shopify, Inc.	5,666,080
117,295		Teck Resources Ltd.	4,730,507
		TOTAL	16,717,560
		China—12.7%
267,762		360 Finance Inc., ADR	10,731,901
1,009,508		Full Truck Alliance Co. Ltd., ADR	11,851,624
825,900		KE Holdings, Inc.	6,192,334
221,100	[1]	Meituan	4,632,156
828,180		Nari Technology Development Co., Ltd.	2,672,059
154,000		Silergy Corp.	2,099,952
348,944		Tencent Holdings Ltd.	21,505,897
1,846,000		Zijin Mining Group Co. Ltd.	3,471,091
		TOTAL	63,157,014
		Denmark—2.3%
128,935		Novo Nordisk A/S, ADR	11,687,958
		Egypt—0.6%
1,958,501		Commercial International Bank Egypt	2,927,118
		France—4.8%
135,918		Dassault Systemes SE	5,401,984
35,937		Gaztransport Et Technigaz	5,517,467
20,575	[1]	L’Oreal SA	7,533,207
22,405		Schneider Electric SA	5,533,505
		TOTAL	23,986,163
		Georgia—0.7%
66,300		Tbc Bank Group PLC	3,589,033
		Germany—7.0%
110,091		Infineon Technologies AG	4,075,338
6,962		Rational AG	6,294,908
8,337		Rheinmetall AG	8,880,348
56,525	[2]	SAP SE, ADR	15,544,375
		TOTAL	34,794,969
		India—3.2%
248,645		Max Healthcare Institute Ltd.	2,779,528

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		India—continued
420,248	[1]	PB Fintech Ltd.	$ 7,085,754
321,574		Varun Beverages Ltd.	1,598,889
474,847	[1]	Zinka Logistics Solutions Ltd.	2,304,608
789,061	[1]	Zomato Ltd.	2,001,789
		TOTAL	15,770,568
		Indonesia—0.6%
5,515,000		PT Bank Central Asia	2,806,183
		Israel—3.0%
31,586	[2]	Camtek Ltd.	2,353,789
34,143	[1]	CyberArk Software Ltd.	12,422,930
		TOTAL	14,776,719
		Italy—1.7%
10,168		Ferrari NV	4,744,244
62,847		Prysmian SpA	3,761,461
		TOTAL	8,505,705
		Japan—13.4%
160,100		Ajinomoto Co., Inc.	6,424,213
312,900		Daiichi Sankyo Co. Ltd.	7,203,377
291,300		Hitachi Ltd.	7,372,673
55,141		Hoya Corp.	6,477,697
19,617		Keyence Corp.	7,815,738
621,076	[2]	Mitsubishi UFJ Financial Group, Inc., ADR	7,906,298
100,000		Recruit Holdings Co. Ltd.	5,929,739
1,557,400		Resona Holdings, Inc.	12,148,904
312,300		Terumo Corp.	5,568,058
		TOTAL	66,846,697
		Luxembourg—0.8%
168,383	[1]	CVC Capital Partners PLC	3,878,633
		Netherlands—1.4%
10,210		ASML Holding N.V., ADR	7,239,707
		Norway—1.5%
63,926		Kongsberg Gruppen ASA	7,757,964
		Singapore—2.0%
972,446	[1]	Grab Holdings Ltd.	4,716,363
1,339,400		Singapore Technologies Engineering Ltd.	5,369,725
		TOTAL	10,086,088
		South Africa—1.5%
408,617		Gold Fields Ltd.	7,261,846
		South Korea—3.2%
243,176	[1]	Coupang, Inc.	5,763,271
18,936		Hanwha Aerospace Co. Ltd.	7,702,412
54,372	[1]	Korea Aerospace Industries Ltd.	2,363,520
		TOTAL	15,829,203
		Spain—1.5%
138,755		Industria de Diseno Textil SA	7,548,588
		Sweden—4.6%
133,412		MilDef Group AB	2,276,071
16,613	[1]	Spotify Technology SA	10,100,870
82,743	[1]	Xvivo Perfusion AB	3,444,069
343,437	[1]	Yubico AB	7,128,071
		TOTAL	22,949,081

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Switzerland—4.1%
80,380		Alcon AG	$ 7,435,150
26,953		Nestle S.A.	2,599,780
69,344	[1]	On Holding AG	3,361,797
19,038		Sika AG	4,847,017
5,602		Ypsomed Holding AG	2,181,060
		TOTAL	20,424,804
		Taiwan—6.9%
36,000		ASPEED Technology, Inc.	3,876,948
56,000		eMemory Technology, Inc.	4,880,933
113,000		MediaTek, Inc.	5,157,252
663,000		Taiwan Semiconductor Manufacturing Co. Ltd	20,362,427
		TOTAL	34,277,560
		United Kingdom—6.8%
160,729		AstraZeneca PLC, ADR	12,249,157
469,995		Burford Capital Ltd.	7,331,922
313,806		Compass Group PLC	10,989,114
116,415		TechnipFMC PLC	3,427,257
		TOTAL	33,997,450
		TOTAL COMMON STOCKS (IDENTIFIED COST $330,588,329)	491,295,920
		INVESTMENT COMPANY—5.1%
25,163,674		Federated Hermes Government Obligations Fund, Premier Shares, 4.26%[3] (IDENTIFIED COST $25,163,674)	25,163,674
		TOTAL INVESTMENT IN SECURITIES—103.7% (IDENTIFIED COST $355,752,003)	516,459,594
		OTHER ASSETS AND LIABILITIES - NET—(3.7%)[4]	(18,298,415)
		NET ASSETS—100%	$498,161,179
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 28, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 5/31/2024	$13,619,652
Purchases at Cost	$292,122,781
Proceeds from Sales	$(280,578,759)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 2/28/2025	$25,163,674
Shares Held as of 2/28/2025	25,163,674
Dividend Income	$648,866

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of February 28, 2025, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$18,056,310	$18,436,731

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at February 28, 2025.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Federated Global Investment Management Corp. (the “Adviser”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$192,195,291	$299,100,629	$—	$491,295,920
Investment Company	25,163,674	—	—	25,163,674
TOTAL SECURITIES	$217,358,965	$299,100,629	$—	$516,459,594

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt